Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 20, 2018
Entity Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Amendment Flag	false
Document Creation Date	Sep. 20, 2018
Document Effective Date	Sep. 20, 2018
Prospectus Date	Sep. 19, 2018
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Vesper U.S. Large Cap Short-Term Reversal Strategy ETF
Risk/Return:
Trading Symbol	UTRN